Borrowings - Narrative (Details) - BRL (R$) R$ in Thousands	Jun. 30, 2025	Jun. 30, 2024
Disclosure of detailed information about borrowings [line items]
Current	R$ 999,432	R$ 1,190,961
Brazil Ag Retail
Disclosure of detailed information about borrowings [line items]
Current	R$ 20,430